Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,372,076.60
Previously Paid Amount	0
Total Fee Amount	4,190.67
Total Offset Amount
Net Fee	$ 4,190.67